GUIDESTONE FUNDS
Supplement dated July 19, 2024
to
Prospectus dated May 1, 2024
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  SUB-ADVISER CHANGE FOR THE VALUE EQUITY FUND
Effective at the close of business July 19, 2024, The London Company of Virginia, LLC (“London Company”) will no longer serve as a sub-adviser to the Value Equity Fund. Upon effectiveness, all references to the London Company are deleted in their entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
i

GUIDESTONE FUNDS
Supplement dated July 19, 2024
to
Statement of Additional Information (“SAI”) dated May 1, 2024
This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.
I.  SUB-ADVISER CHANGE FOR THE VALUE EQUITY FUND
Effective at the close of business July 19, 2024, The London Company of Virginia, LLC (“London Company”) will no longer serve as a sub-adviser to the Value Equity Fund. Upon effectiveness, all references to the London Company are deleted in their entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
i